Exhibit 99.3 - Schedule 4

Data Compare Summary (Total)
Run Date - 10/31/2019 1:16:50 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Borrowers	0	1	0.00%	482
# of Units	0	40	0.00%	482
Amortization Term	1	17	5.88%	482
Amortization Type	1	7	14.29%	482
Appraisal Date	6	16	37.50%	482
Appraised Value	0	1	0.00%	482
Balloon Flag	0	16	0.00%	482
Borrower First Name	1	22	4.55%	482
Borrower Last Name	0	32	0.00%	482
Borrower Qualifying FICO	0	1	0.00%	482
Borrower Self-Employed?	2	16	12.50%	482
Borrower SSN	0	16	0.00%	482
City	0	49	0.00%	482
Coborrower First Name	0	6	0.00%	482
Coborrower Last Name	0	6	0.00%	482
Coborrower Self-Employed?	2	16	12.50%	482
Coborrower SSN	0	6	0.00%	482
Contract Sales Price	2	37	5.41%	482
Doc Type	14	41	34.15%	482
First Payment Date	0	17	0.00%	482
Index Type	0	1	0.00%	482
Interest Only	0	16	0.00%	482
Interest Only Period	0	2	0.00%	482
Interest Rate Life Max	0	1	0.00%	482
Interest Rate Life Min	0	1	0.00%	482
Investor: Qualifying Total Debt Ratio	8	23	34.78%	482
Lien Position	0	23	0.00%	482
Lookback Period	0	1	0.00%	482
LTV Valuation Value	1	40	2.50%	482
Margin	4	19	21.05%	482
Maturity Date	0	16	0.00%	482
MERS Min Number	4	16	25.00%	482
Note Date	0	1	0.00%	482
Occupancy	1	49	2.04%	482
Original CLTV	0	23	0.00%	482
Original Interest Rate	0	41	0.00%	482
Original Loan Amount	0	49	0.00%	482
Original LTV	0	41	0.00%	482
Original P&I	0	16	0.00%	482
Original Term	7	41	17.07%	482
Origination Channel	0	1	0.00%	482
Origination Company Name	3	16	18.75%	482
Other Financing - Lien Position 2 - Original Loan Amount	0	1	0.00%	482
Property Type	8	41	19.51%	482
Purpose	0	49	0.00%	482
Refi Purpose	4	10	40.00%	482
Representative FICO	7	40	17.50%	482
Rounding Factor	0	1	0.00%	482
Secondary Appraisal Date	5	16	31.25%	482
Secondary Appraised Value	1	3	33.33%	482
State	0	49	0.00%	482
Street	1	30	3.33%	482
Total Cash-out	0	1	0.00%	482
Zip	0	31	0.00%	482
Total	83	1,072	0.00%	482